PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Index Solution 2035 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 23.8%
899,450  Vanguard Long-Term
Treasury ETF
$ 49,789,055
3.0
688,208  Vanguard Total
International Bond ETF
33,068,394
2.0
5,805,568
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
281,210,683
16.8
911,112  Xtrackers USD High
Yield Corporate Bond
ETF
32,945,810
2.0
Total Exchange-Traded
Funds
(Cost $402,133,814)
397,013,942
23.8
MUTUAL FUNDS : 76.2%
Affiliated Investment Companies : 76.2%
105,162  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
8,180,563
0.5
9,437,153  Voya U.S. Bond Index
Portfolio - Class I
85,689,353
5.1
5,444,782  Voya VACS Index
Series EM Portfolio
83,087,377
5.0
23,936,731  Voya VACS Index
Series I Portfolio
338,226,002
20.2
3,769,967  Voya VACS Index
Series MC Portfolio
49,952,067
3.0
43,297,208  Voya VACS Index
Series S Portfolio
674,570,504
40.4
2,860,953  Voya VACS Index
Series SC Portfolio
33,330,104
2.0
Total Mutual Funds
(Cost $1,011,534,460)
1,273,035,970
76.2
Total Long-Term
Investments
(Cost $1,413,668,274)
1,670,049,912
100.0
Total Investments in
Securities
(Cost $1,413,668,274) $ 1,670,049,912 100.0
Assets in Excess of
Other Liabilities 690,103 0.0
Net Assets $ 1,670,740,015 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Index Solution 2035 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 397,013,942 $ — $ — $ 397,013,942
Mutual Funds 1,273,035,970 — — 1,273,035,970
Total Investments, at fair value $ 1,670,049,912 $ — $ — $ 1,670,049,912
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
$ — $ 8,201,805 $ (25,448) $ 4,206 $ 8,180,563 $ — $ — $ —
Voya U.S. Bond Index Portfolio -
Class I
95,089,151 25,265,282 (33,451,970) (1,213,110) 85,689,353 946,125 410,342 —
Voya VACS Index Series EM
Portfolio
82,832,374 8,314,030 (6,701,033) (1,357,994) 83,087,377 — 3,309,232 —
Voya VACS Index Series I Portfolio
356,273,758 26,672,404 (33,945,080) (10,775,080) 338,226,002 — 16,462,963 —
Voya VACS Index Series MC
Portfolio
49,248,985 2,573,354 (2,125,851) 255,579 49,952,067 — 343,722 —
Voya VACS Index Series S
Portfolio
712,562,143 27,469,045 (21,353,698) (44,106,986) 674,570,504 — 13,668,634 —
Voya VACS Index Series SC
Portfolio
36,069,972 425,997 (2,973,303) (192,562) 33,330,104 — 615,515 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
306,242,160 11,359,247 (33,411,150) (2,979,574) 281,210,683 3,535,943 (916,781) —
$ 1,638,318,543 $ 110,281,164 $ (133,987,533) $ (60,365,521) $ 1,554,246,653 $ 4,482,068 $ 33,893,627 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 263,249,250
Gross Unrealized Depreciation (6,867,612)
Net Unrealized Appreciation $ 256,381,638